Segment Information	9 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Segment Information

8. SEGMENT INFORMATION

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

The Company has realigned its reportable segments reflecting the five businesses now directly managed by CNH Industrial N.V., consisting of: (i) Agricultural Equipment, (ii) Construction Equipment, (iii) Commercial Vehicles, (iv) Powertrain, and (v) Financial Services. Segment information for comparative period has been recast to conform to the current year’s presentation.

CNH Industrial has the following five operating segments:

Agricultural Equipment which designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the Steyr brand in Europe.

Construction Equipment which designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, telehandlers and trenchers. Construction equipment is sold under the New Holland Construction and Case Construction brands.

Commercial Vehicles which designs, produces and sells a full range of light, medium and heavy vehicles for the transportation and distribution of goods through the Iveco brand, commuter buses and touring coaches through the Iveco Bus (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment through Iveco Astra, firefighting vehicles through the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain which designs, manufactures and offers a range of propulsion and transmission systems for on- and off-road applications, as well as engines for marine application and power generation through the FPT Industrial brand.

Financial Services which offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

The CODM assessed the performance of the operating segments mainly on the basis of trading profit/(loss), earned by those segments, prepared in accordance with IFRS. Trading profit, which is a non-GAAP measure, is defined as income before restructuring, gains/(losses) on disposal of investments and other unusual items, interest expense of Industrial Activities, income taxes, equity in income (loss) of unconsolidated subsidiaries and affiliates, and noncontrolling interests.

A reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three and nine months ended September 30, 2014 and 2013 is provided below (in millions).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Trading Profit under IFRS	$570	$674	$1,881	$2,040
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates:
Accounting for development costs, net	(39)	(75)	(181)	(240)
Restructuring	(56)	(3)	(98)	(32)
Interest expenses of Industrial Activities, net of interest income and eliminations	(150)	(128)	(449)	(382)
Other	(66)	(33)	(190)	(159)

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$259	$435	$963	$1,227

Segment Information

The following summarizes trading profit under IFRS by reportable segment (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Agricultural Equipment	$398	$545	$1,451	$1,618
Construction Equipment	29	(40)	64	(56)
Commercial Vehicles	2	25	(111)	10
Powertrain	52	47	147	115
Eliminations and Other	(28)	(18)	(63)	(41)

Total Trading profit of Industrial Activities under IFRS	$453	$559	$1,488	$1,646

Financial Services	117	115	393	394

Trading profit under IFRS	$570	$674	$1,881	$2,040

A summary of additional reportable segment information for the three and nine months ended September 30, 2014 and 2013 is as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenues:
Agricultural Equipment	$3,659	$4,138	$11,801	$12,621
Construction Equipment	841	733	2,546	2,426
Commercial Vehicles	2,565	2,723	7,675	7,846
Powertrain	1,027	1,010	3,484	3,090
Eliminations and Other	(644)	(694)	(2,177)	(2,190)

Net revenues of Industrial Activities under IFRS	7,448	7,910	23,329	23,793
Financial Services	504	462	1,541	1,427
Eliminations and Other	(135)	(136)	(401)	(404)

Net revenues under IFRS	7,817	8,236	24,469	24,816
Differences, principally classification proceeds from the final sale of equipment sold under buy-back commitment or leased, net of finance income of Industrial Activities	(78)	(70)	(279)	(270)

Revenues under U.S. GAAP	$7,739	$8,166	$24,190	$24,546